Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues	$ 3,797	$ 14,933	$ 16,946
Research and development	50,157	43,436	39,469
General and administrative	36,741	20,999	20,305
Truck and freight operations	24,771	9,013	7,662
Sales and marketing	4,753	3,204	3,359
Total operating expenses	116,422	76,652	70,795
Loss from operations	(112,625)	(61,719)	(53,849)
Interest expense	(4,096)	(4,951)	(5,407)
Interest income and other, net	1,327	895	2,194
Loss on issuance of equity instruments	(210,722)	0	0
Change in fair value of common stock warrants	(35,018)	0	0
Change in fair value of second lien loans	(24,387)
Change in fair value of simple agreements for future equity	(190,075)	(4,109)	0
Change in fair value of redeemable convertible preferred stock warrant liabilities	(7,272)	426	126
Total other expenses, net	(472,897)	(7,739)	(3,087)
Net loss before income taxes	(585,522)	(69,458)	(56,936)
Income taxes	(3)	(1)	(9)
Net loss	(585,525)	(69,459)	(56,945)
Unrealized gains (losses) on marketable securities, net of tax	22	0	(10)
Comprehensive loss	$ (585,503)	$ (69,459)	$ (56,955)
Basic net loss per share (in USD per share)	$ (6.42)	$ (1.19)	$ (0.98)
Diluted net loss per share (in USD per share)	$ (6.42)	$ (1.19)	$ (0.98)
Weighted average shares outstanding, basic (in shares)	91,225	58,410	57,932
Weighted average shares outstanding, diluted (in shares)	91,225	58,410	57,932